28. CONTRACTUAL OBLIGATIONS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Contractual Obligations And Commitments Tables
Contractual obligations and commitments

The following table summarizes our contractual obligations and commitments at December 31, 2012:

	Total	Amount due within 2013
Deferred compensation payable	$1,912,000	$1,912,000
Mortgage loan payable	1,575,000	1,575,000
Promissory notes to related parties	507,000	507,000
Convertible promissory notes	120,000	120,000
Maturity of 10% promissory notes	10,000	10,000
Total	$4,124,000	$4,124,000